Full East International Ltd. (A Development Stage Company) Consolidated Statement of Changes in Stockholders' Equity For the Period From May 4, 2011 (Inception) to December 31, 2011 (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	SubscriptionReceivables	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balances at at Dec. 31, 2010
Subscription receivables from shareholders	$ 50,000		$ (50,000)
Subscription receivables from shareholders	50,000					50,000
Cash contributions from shareholders		16,646				16,646
Foreign currency translation adjustment				26		26
Net loss					(16,459)	(16,459)
Balances at at Dec. 31, 2011	$ 50,000	$ 16,646	$ (50,000)	$ 26	$ (16,459)	$ 213
Balances at (in Shares) at Dec. 31, 2011	50,000					50,000